Employee Benefits - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Minimum required employee service period for participation	2 months		2 months		2 months
Employee annual contribution limit					$ 58
Maximum percentage contribution of employee's annual compensation allowed			100.00%		100.00%
Employer matching contribution, percent of match			50.00%		50.00%
Employee contribution, percent of base compensation required for company matching			8.00%		8.00%
Employee service period required to be fully vested	2 years		2 years		2 years
Company contribution amount	$ 444	$ 369	$ 1,349	$ 1,208	$ 1,393	$ 1,158